GS Mortgage-Backed Securities Trust 2021-PJ10 ABS-15G

Exhibit 99.2 - Schedule 6

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Run Date - 10/05/2021 4:21:58 PM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Field Label	Bid Tape Field Value	Field Value	Comment
XXXXX	XXXXX	XXXXX	Borrower Fico	XXX	XXX	Verified Borrower FICO of XXXX with credit report.
XXXXX	XXXXX	XXXXX	Borrower Fico	XXX	XXX	verified
XXXXX	XXXXX	XXXXX	PITI	XXX	XXX	Verified monthly housing payment $XXXX includes principal, interest, taxes, and insurance. HOA not included, if any.
XXXXX	XXXXX	XXXXX	PITI	XXX	XXX	Verified monthly housing payment $XXXX includes principal, interest, taxes, and insurance. HOA not included.